Document and Entity Information	Apr. 30, 2026	Jul. 31, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name		Federal Home Loan Mortgage Corporation
Entity File Number		001-34139
Entity Tax Identification Number		52-0904874
Entity Address, Address Line One		8200 Jones Branch Drive
Entity Address, City or Town		McLean,
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		22102-3110
City Area Code		703
Local Phone Number		903-2003
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001026214
Amendment Flag		false
Entity Incorporation, State or Country Code		X1